Revenue (Details) - Schedule of revenue recognized - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue recognized over time
Consultancy revenue	€ 162,407	€ 420,167	€ 214,756